JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

December 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Emerging Markets Equity (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 411 under the 1933 Act (Amendment No. 412 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the Amendment”).

This Amendment is being filed to reflect changes in the Fund’s investment strategy. If you have any comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary